Document and Entity Information	Feb. 03, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2023
Entity File Number	001-36097
Entity Registrant Name	GANNETT CO., INC.
Entity Central Index Key	0001579684
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910
City Area Code	703
Local Phone Number	854-6000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE